Investment Manager
  Legg Mason Fund Adviser, Inc.
  Baltimore, MD

Investment Adviser
  Western Asset Management Company
  Pasadena, CA

Board of Trustees
  John F. Curley, Jr., Chairman
  Edmund J. Cashman, Jr.
  Nelson A. Diaz
  Richard G. Gilmore
  Arnold L. Lehman
  Dr. Jill E. McGovern
  G. Peter O'Brien
  T. A. Rodgers
  Edward A. Taber, III

Transfer and Shareholder Servicing Agent
  Boston Financial Data Services
  Boston, MA

Custodian
  State Street Bank & Trust Company
  Boston, MA

Counsel
  Kirkpatrick & Lockhart LLP
  Washington, D.C.

Independent Auditors
  Ernst & Young LLP
  Philadelphia, PA

  This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-018
3/01

                                SEMI-ANNUAL REPORT
                                 FEBRUARY 28, 2001

                                    LEGG MASON
                                       CASH
                                      RESERVE
                                       TRUST

                             [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has $2.25 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on March 23, the Trust's annualized yield for the past 7 days is 4.67%* (an effective yield of 4.78% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 52 days.

  A complete listing of the Trust's portfolio holdings at February 28, 2001, appears in this report. You will note that approximately 70% of the Trust's portfolio was invested in U.S. government and agency securities and repurchase agreements fully secured by such securities.

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                         Legg Mason Cash Reserve Trust
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.

                                             Sincerely,

                                             /s/ JOHN F. CURLEY, JR.
                                             John F. Curley, Jr.
                                             Chairman

March 23, 2001

---------------

* The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Statement of Net Assets
Legg Mason Cash Reserve Trust
February 28, 2001 (Unaudited)
(Amounts in Thousands)

                                             Rate            Maturity Date         Par             Value
-----------------------------------------------------------------------------------------------------------
Bank Notes -- 1.0%
Huntington National Bank                5.698%                 10/29/01          $  8,000        $    8,007(A)
National City Bank                      6.98%                   8/2/01              5,000             4,999
National City Bank of Pennsylvania      6.67%                   3/13/01            10,000            10,000
                                                                                                 ----------
Total Bank Notes                                                                                     23,006
-----------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 5.6%
Bayerische Hypotheken-und Wechsel-
  Bank AG                               7.07% to 7.39%     6/5/01 to 7/24/01       35,000            35,040(B)
Dresdner Bank AG                        7.11%                   5/3/01             15,000            15,000(B)
Harris Trust & Savings Bank             5.48%                   3/19/01            25,000            25,000
Michigan National Bank                  6.88%                   4/6/01             10,000            10,000
National City Bank/Kentucky             5.90%                   1/2/02             15,000            15,000
Regions Bank of Alabama                 5.25%                   2/15/02            10,000            10,002
Wilmington Trust Company                6.65%                  10/22/01            15,000            15,000
                                                                                                 ----------
Total Certificates of Deposit                                                                       125,042
-----------------------------------------------------------------------------------------------------------
Commercial Paper -- 7.6%
Alcoa Inc.                              5.42%                   3/14/01            20,000            19,961
Associates Finance Inc.                 5.48% to 5.52%     3/27/01 to 4/3/01       30,000            29,870
AT&T Corp.                              5.559%                  6/14/01            10,000            10,000(A,C)
E. I. du Pont de Nemours and Company    5.37%                   3/29/01            25,000            24,896
Merck & Co., Inc.                       5.35%                   3/22/01            30,000            29,906
National Rural Utilities Cooperative
  Finance Corporation                   5.37%                   4/12/01            20,000            19,875
The Hertz Corporation                   5.45%                   3/21/01            25,000            24,924
Unilever Capital Corp.                  6.608%                  9/7/01             12,000            12,000(A,C)
                                                                                                 ----------
Total Commercial Paper                                                                              171,432
-----------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 9.1%
Bank of America Corporation             5.75%                   3/15/01             9,000             8,997
Continental Cablevision, Inc.           8.50%                   9/15/01            10,000            10,090
General Motors Corporation              9.125%                  7/15/01            10,000            10,070
H.J. Heinz Company                      6.82%                  11/15/01             5,000             5,045(C,D)
Kellogg Company                         6.125%                  8/6/01              4,000             3,984
Merck & Co., Inc.                       5.10%                   2/22/02            10,000            10,000(C,D)
Morgan Stanley Dean Witter & Co.        6.728%                 12/17/01            15,000            15,025(A)
The International Bank for
  Reconstruction and Development        5.03% to 5.32%     3/26/01 to 4/4/01      105,000           104,549
The Walt Disney Company                 6.375%                  3/30/01             3,000             2,999
Toyota Motor Credit Corporation         5.50%                   9/17/01             8,000             8,009
Vodafone Americas Asia, Inc.            7.125%                  7/15/01            10,000            10,050
Vodafone Group PLC                      6.62% to 6.736%   6/5/01 to 12/19/01       16,000            16,004(A,B,C)
                                                                                                 ----------
Total Corporate and Other Bonds                                                                     204,822
-----------------------------------------------------------------------------------------------------------

                                             Rate            Maturity Date         Par             Value
-----------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 6.3%
American Honda Finance Corp.            5.59%                   7/20/01          $  6,000        $    6,000(A,C)
AT&T Capital Corporation                7.11%                   9/13/01            10,000            10,022
Bank of America Corporation             5.979%                  7/16/01             5,000             5,005(A)
Continental Bank NA                     12.50%                  4/1/01              3,000             3,014
Citigroup, Inc.                         5.52%                   4/4/01             10,000            10,000(A)
DaimlerChrysler NA Holding Corp.        6.63%                   9/21/01             9,000             8,996
General Motors Acceptance Corporation   5.698%                  1/28/02             3,000             3,001(A)
Heller Financial, Inc.                  6.471%                  4/2/01              6,000             6,000(A)
IBM Credit Corporation                  6.35%                   8/30/01             8,500             8,489
International Lease Finance
  Corporation                           6.78%                   9/5/01              8,000             7,997
J.P. Morgan Chase & Co.                 6.479%                  1/3/02             10,000            10,024(A)
John Deere Capital Corporation          6.75%                   3/7/01             10,000            10,000
John Deere Capital Corporation          5.42%                   2/8/02             10,000             9,992(A)
Merrill Lynch & Co., Inc.               5.641% to 5.71%   10/12/01 to 1/15/02      23,000            23,042(A)
National Rural Utilities Cooperative
  Finance Corporation                   6.73%                   7/20/01            10,000            10,000(A)
Salomon Smith Barney Holdings Inc.      5.70%                   1/24/02            10,000            10,018(A)
                                                                                                 ----------
Total Medium-Term Notes                                                                             141,600
-----------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 55.3%
Fannie Mae                              4.93% to 6.13%     3/1/01 to 8/9/01       306,000           304,080
Farmer Mac                              5.10% to 5.43%     3/5/01 to 5/1/01       120,000           119,419
Federal Farm Credit Bank                5.33% to 5.45%    3/19/01 to 3/23/01       40,000            39,880
Federal Home Loan Bank                  5.03% to 6.16%     3/2/01 to 4/27/01      290,000           288,937
Freddie Mac                             5.18% to 6.1%      3/6/01 to 5/17/01      410,000           408,339
Sallie Mae                              5.36% to 6.33%     3/2/01 to 9/17/01       57,000            56,614
Tennesee Valley Authority               5.33%                   3/5/01             25,000            24,985
                                                                                                 ----------
Total U.S. Government and Agency Obligations                                                      1,242,254
-----------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 15.1%
J.P. Morgan Chase & Co.
  5.47%, dated 2/28/01, to be repurchased at $188,705 on 3/1/01 (Collateral:
  $184,285 Fannie Mae Notes, 6.25% - 6.75%, due 8/5/02 - 5/15/29, value
  $194,454)                                                                       188,676           188,676
Merrill Lynch Government Securities, Inc.
  5.48%, dated 2/28/01, to repurchased at $151,011 on 3/1/01 (Collateral:
  $95,000 Tennessee Valley Authority Bonds, 5.625%, due 2/18/11, value
  $95,119; Resolution Funding Corporation Notes, 0%, due 7/15/11, value
  $50,801; Financing Corporation Notes, 0%, due 11/30/17, value $8,680)           150,988           150,988
                                                                                                 ----------
Total Repurchase Agreements                                                                         339,664
-----------------------------------------------------------------------------------------------------------

Legg Mason Cash Reserve Trust

                                                                               Value
---------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 100.0%                     $2,247,820(E)
Other Assets Less Liabilities -- N.M.                                                67
                                                                             ----------
NET ASSETS APPLICABLE TO 2,247,725 SHARES
  OUTSTANDING -- 100.0%                                                      $2,247,887
                                                                             ==========
NET ASSET VALUE PER SHARE                                                         $1.00
                                                                                  =====
---------------------------------------------------------------------------------------

(A)The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR). The coupon rates are as of February 28, 2001.

(B)Yankee Certificates of Deposit or Bonds -- Dollar-denominated certificates of deposit or bonds issued in the U.S. by foreign entities.

(C)Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold except to qualified institutional buyers. These securities represent 2.6% of net assets.

(D)The coupon rates shown on variable-rate securities are the rates at February 28, 2001.

(E)Also represents cost for federal income tax purposes.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Six Months Ended February 28, 2001
(Amounts in Thousands) (Unaudited)

---------------------------------------------------------------------------------
Investment Income:
Interest                                                                 $65,609

Expenses:
Management fee                                                 $4,725
Distribution fee                                                1,011
Transfer agent and shareholder servicing expense                  770
Audit and legal fees                                               40
Custodian fee                                                     157
Registration fees                                                 109
Reports to shareholders                                            77
Trustees' fees                                                     11
Other expenses                                                     16
                                                               ------
      Total expenses                                                       6,916
                                                                         -------
NET INVESTMENT INCOME                                                     58,693
NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                      107
---------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                           $58,800
                                                                         =======

              ---------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)

                                                                   For the           For the
                                                              Six Months Ended     Year Ended
                                                              February 28, 2001  August 31, 2000
-------------------------------------------------------------------------------------------------
                                                                 (Unaudited)
Change in Net Assets:
Net investment income                                            $   58,693        $   96,035
Net realized gain/(loss) on investments                                 107                (2)
                                                                 ----------        ----------
Change in net assets resulting from operations                       58,800            96,033
Distributions to shareholders from net investment income            (58,693)          (96,035)
Change in net assets from Trust share transactions                  297,761           172,801
                                                                 ----------        ----------
Change in net assets                                                297,868           172,799

Net Assets:
Beginning of period                                               1,950,019         1,777,220
-------------------------------------------------------------------------------------------------
End of period                                                    $2,247,887        $1,950,019
                                                                 ==========        ==========

See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                      Investment Operations
                                     -----------------------

                         Net Asset                  Total      Distributions   Net Asset
                          Value,        Net          From        From Net       Value,
                         Beginning   Investment   Investment    Investment      End of
                         of Period     Income     Operations      Income        Period
----------------------------------------------------------------------------------------
Six Months Ended
    Feb. 28, 2001*         $1.00        $.03         $.03          $(.03)        $1.00
Years Ended Aug. 31,
    2000                    1.00         .05           --           (.05)         1.00
    1999                    1.00         .04          .04           (.04)         1.00
    1998                    1.00         .05          .05           (.05)         1.00
    1997                    1.00         .05          .05           (.05)         1.00
    1996                    1.00         .05          .05           (.05)         1.00
----------------------------------------------------------------------------------------

                                      Ratios/Supplemental Data
                          -------------------------------------------------
                                                   Net
                                                Investment    Net Assets,
                                    Expenses      Income         End of
                          Total    to Average   to Average       Period
                          Return   Net Assets   Net Assets   (in millions)
---------------------------------------------------------------------------
Six Months Ended
    Feb. 28, 2001*         5.79%(A)   .67%(A)     5.72%(A)       $2,248
Years Ended Aug. 31,
    2000                   5.36%      .68%        5.25%           1,950
    1999                   4.46%      .75%        4.37%           1,777
    1998                   4.96%      .78%        4.86%           1,423
    1997                   4.84%      .75%        4.73%           1,343
    1996                   4.92%      .70%        4.81%           1,224
---------------------------------------------------------------------------

(A)Annualized.

*Unaudited.

See notes to financial statements.

Notes to Financial Statements
Legg Mason Cash Reserve Trust

(Amounts in Thousands) (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

Security Valuation

     Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Dividends to Shareholders

     Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 2001, dividends payable of $4,015 were accrued.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Trust to amortize premium and discount on all fixed income securities. Upon initial adoption, the Trust will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Trust's net asset value, but may change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Trust has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Investment Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Federal Income Taxes

     No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

Use of Estimates

     Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser reviews the

--------------------------------------------------------------------------------

value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

     The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $775 were payable to LMFA at February 28, 2001.

     Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the six months ended February 28, 2001, the advisory fee was $1,417.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to limit such fees paid by the Trust to 0.10% indefinitely. Distribution and service fees of $168 were payable to Legg Mason at February 28, 2001.

     Legg Mason also has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $317 for the six months ended February 28, 2001.

     The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:

     The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 2001, net assets consisted of paid-in capital of $2,247,725 and accumulated net realized gain of $107. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                      Reinvestment
                                          Sold      of Distributions   Repurchased   Net Change
-----------------------------------------------------------------------------------------------
Six Months Ended Feb. 28, 2001         $3,213,176       $58,096        $(2,973,511)   $297,761
Year Ended August 31, 2000              5,826,918        91,397         (5,745,514)    172,801

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

                EQUITY FUNDS:                                     SPECIALTY FUNDS:
Value Trust                                         Balanced Trust
Special Investment Trust                            Financial Services Fund
Total Return Trust                                  Opportunity Trust
American Leading Companies Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

                GLOBAL FUNDS:                                    TAXABLE BOND FUNDS:
Global Income Trust                                 U.S. Government Intermediate-Term Portfolio
Europe Fund                                         Investment Grade Income Portfolio
International Equity Trust                          High Yield Portfolio
Emerging Markets Trust

            TAX-FREE BOND FUNDS:                                 MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust             U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                      Cash Reserve Trust
Pennsylvania Tax-Free Income Trust                  Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                         [LEGG MASON FUNDS LOGO]